Cover	Jun. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2026
Entity File Number	1-13045
Entity Registrant Name	IRON MOUNTAIN INCORPORATED
Entity Central Index Key	0001020569
Entity Tax Identification Number	23-2588479
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 New Hampshire Avenue, Suite 150
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	617
Local Phone Number	535-4766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	IRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false